PGIM Jennison Better Future ETF Average Annual Total Returns		12 Months Ended	13 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	21.18% [1]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		20.09%	19.27%
Performance Inception Date	Dec. 14, 2023
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.02%	19.20%
Performance Inception Date	Dec. 14, 2023
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.90%	14.67%
Performance Inception Date	Dec. 14, 2023

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.